Offerings - Offering: 1	Oct. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Amount of Registration Fee	$ 138,100
Offering Note

(1)	This registration statement relates to an aggregate offering of $1,000,000,000 of common shares of beneficial interest of the Fund.
(2)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.